Related-Party Disclosures - Schedule of Transactions with Joint Ventures (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	$ 96.3	$ 69.1
Distributions Paid	0.8	2.1
Amounts Owed by Related Parties	$ 16.7	$ 12.6